Investment in Assets Measured at Fair Value through Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of Investment in Assets Measured at Fair Value through Profit or Loss

The Company’s investments in biomed companies are revalued at fair value through profit and loss. The fair value is determined according to valuations, which is based on recent pricing in funding rounds.

	December 31
	2025	2024
	NIS in thousands
Fair value of the investment in Fore (A)	122	2,147
Fair value of the investment in Cavnox (B)	-	-
	122	2,147